REVENUE RECOGNITION	9 Months Ended
Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
REVENUE RECOGNITION

NOTE 3 — REVENUE RECOGNITION

Revenues are recognized when control of promised goods or services is transferred to customers in an amount that reflects the consideration the business expects to be entitled to in exchange for those goods or services. Control is transferred when the customer has the ability to direct the use of and obtain the benefits from the goods or services. The majority of the Company’s sales agreements contain performance obligations satisfied at a point in time when control is transferred to the customer. For agreements with multiple performance obligations, which are rare, judgment is required to determine whether performance obligations specified in these agreements are distinct and should be accounted for as separate revenue transactions for recognition purposes. In these types of agreements, the Company generally allocates sales prices to each distinct performance obligation based on the observable selling price.

The Company enters into various equipment sales transactions with certain customers, whereby customers purchase equipment from the Company and then lease the equipment to a third party. In some cases, the Company provides a guarantee to repurchase the equipment back at the end of the lease term between the customer and third party lessee at a set residual amount set forth in the initial sales contract or pay the customer for the deficiency, if any, between the sale proceeds received for the equipment and the guaranteed minimum resale value. The Company is precluded from recognizing a sale of equipment if it guarantees the repurchase of the sold equipment back or guarantees the resale value of the equipment to the customer for contracts determined to be operating leases. Rather, these transactions are accounted for in accordance with ASC 840, Lease Accounting (“Topic 840”).

The lease liability, with respect to the aforementioned sale transactions, represents the net proceeds upon the equipment’s initial transfer. These amounts, excluding the guaranteed residual value, are recognized into rental revenue on a pro-rata basis over the leased contract period up to the first exercise date of the guarantee. At September 30, 2020 and December 31, 2019, the total lease liability relating to these various equipment sale transactions amounted to $4.1 million and $5.5 million, respectively. The Company also recognized a liability for its guarantee to repurchase the equipment at the residual amounts of $10.6 million and $12.5 million as of September 30, 2020 and December 31, 2019, respectively.

The Company also enters into various rental agreements whereby owned equipment is leased to customers. Revenue from the majority of rental agreements is recognized over the term of the agreement in accordance with Topic 840. A rental contract includes rates for daily, weekly or monthly use, and rental revenues are earned on a daily basis as rental contracts remain outstanding. Because the rental contracts can extend across multiple reporting periods, the Company records unbilled rental revenues and deferred rental revenues at the end of each reporting period. Unbilled rental revenues are included as a component of “Accounts receivable” on the Consolidated Balance Sheets. Rental equipment is also purchased outright (“rental conversions”). Rental revenue and revenue attributable to rental conversions, are recognized in “Rental revenue” and “Rental equipment sales” on the Consolidated Statements of Operations, respectively.

The Company also enters into contracts with customer where it provides automated equipment installation and system integration services. Revenue from the installation services are recognized over time as the performance obligation is satisfied, determined using the cost-to-cost input method, based on contract costs incurred to date to total estimated contract costs.

Deferred Revenue

The Company recognizes deferred revenue with respect to service sales, rental agreements and automated equipment installation and system integration services. Deferred revenue with respect to service sales represents the unearned portion of fees related to guaranteed maintenance contracts for customers covering equipment purchased. These amounts are recognized based on an estimated rate at which the services are provided over the life of the contract. The Company also recognizes deferred revenue related to rental agreements. Total deferred revenue relating to service sales agreements, rental agreements and automated equipment installation and system integration services as of September 30, 2020 and December 31, 2019 was $9.8 million and $4.7 million, respectively.

Disaggregation of Revenues

The following table summarizes the Company’s disaggregated revenues as presented in the Consolidated Statement of Operations for the three months and nine months ended September 30, 2020 and 2019 by revenue type, and by the applicable accounting standard.

	Three months ended September 30, 2020			Three months ended September 30, 2019
	Topic 840	Topic 606	Total	Topic 840	Topic 606	Total
Revenues:
New and used equipment sales	$—	$97.9	$97.9	$—	$61.1	$61.1
Parts sales	—	35.5	35.5	—	22.9	22.9
Service revenue	—	35.5	35.5	—	27.3	27.3
Rental revenue	32.2	—	32.2	27.8	—	27.8
Rental equipment sales	—	19.5	19.5	—	10.7	10.7

Net revenue	$32.2	$188.4	$220.6	$27.8	$122.0	$149.8

	Nine months ended September 30, 2020			Nine months ended September 30, 2019
	Topic 840	Topic 606	Total	Topic 840	Topic 606	Total
Revenues:
New and used equipment sales	$—	$275.2	$275.2	$—	$167.1	$167.1
Parts sales	—	92.3	92.3	—	60.0	60.0
Service revenue	—	94.1	94.1	—	67.2	67.2
Rental revenue	83.4	—	83.4	66.9	—	66.9
Rental equipment sales	—	48.2	48.2	—	26.8	26.8

Net revenue	$83.4	$509.8	$593.2	$66.9	$321.1	$388.0

The Company believes that the disaggregation of revenues from contracts to customers as summarized above, together with the discussion below, depicts how the nature, amount, timing and uncertainty of its revenues and cash flows are affected by economic factors.

Leases revenues (Topic 840)

New and used equipment sales: The Company enters into various equipment sale transactions with certain customers, whereby customers purchase equipment from the Company and then lease the equipment to a third party. In some cases, the Company provides a guarantee to repurchase the equipment back at the end of the lease term between the customer and third party lessee at a set residual amount set forth in the initial sales contract or pay the customer for the deficiency, if any, between the sale proceeds received for the equipment and the guaranteed minimum resale value. The Company is precluded from recognizing a sale of equipment when it is obligated or has an option to repurchase or guarantees the resale value of the equipment to the customer for contracts determined to be operating leases. For these arrangements, because the Company generally receives the full amount of the consideration at the beginning of the arrangement, the Company initially records deferred revenue for the amount received and recognizes revenue on a pro-rata basis over the term of the contract under Topic 840.

Rental revenue: Owned equipment rentals represent revenues from renting equipment. The Company accounts for these rental contracts as operating leases. The Company recognizes revenue from equipment rentals in the period earned, regardless of the timing of billing to customers. A rental contract includes rates for daily, weekly or monthly use, and rental revenues are earned on a daily basis as rental contracts remain outstanding. Because the rental contracts can extend across multiple reporting periods, the Company records unbilled rental revenues and deferred rental revenues at the end of each reporting period.

Revenues from contracts with customers (Topic 606)

Accounting for the different types of revenues pursuant to Topic 606 are discussed below. Substantially all of the Company’s revenues under Topic 606 are recognized at a point in time rather than over time.

New and used equipment sales: With the exception of bill-and-hold arrangements, the Company’s revenues from the sale of new and used equipment are recognized at the time of delivery to, or pick-up by, the customer, which is when the customer obtains control of the promised good. Under bill-and-hold arrangements, revenue is recognized when all configuration work is complete and the equipment has been set aside for final shipment, at which point the Company has determined control has been transferred. The Company does not offer material rights of return. The Company recognized approximately $7.1 million in revenues for the year-to-date period ended September 30, 2020 from automated equipment installation and system integration services as performance obligation was satisfied over time using the cost-to-cost input method, based on contract costs incurred to date to total estimated contract costs.

Parts sales: Revenues from the sale of parts are recognized at the time of pick-up by the customer for over the counter sales transactions. For parts that are shipped to a customer, the Company elected to use a practical expedient of Topic 606 and treat such shipping activities as fulfillment costs, thereby recognizing revenues at the time of shipment. The Company does not offer material rights of return.

Service revenue: The Company records service revenue primarily from guaranteed maintenance and periodic maintenance contracts with customers. The Company recognizes periodic maintenance service revenues at the time such services are completed, which is when the control of the promised services is transferred over to the customer. The Company recognizes guaranteed maintenance service revenues over-time using an input method of costs incurred to estimated costs over the life of the related contract. Revenue recognized from guaranteed maintenance contracts totaled $12.0 million and $12.1 million for the year-to-date period ended September 30, 2020 and 2019, respectively. The Company also records service revenue from warranty contracts whereby the Company performs service on behalf of the Original Equipment Manufacturer (“OEM”) or third-party warranty provider.

Rental equipment sales: The Company also sells rental equipment from our rental fleet, these sales are recognized at the time of delivery to, or pick-up by, the customer, which is when the customer obtains control of the promised good. In some cases, certain rental agreements contain a rental purchase option, whereby the customer has an option to purchase the rented equipment during the term of the rental agreement. Revenues from the sale of rental equipment are recognized at the time the rental purchase option agreement has been approved and signed by both parties, as the equipment is already in the customer’s possession under the previous rental agreement, and therefore control has been transferred as title has been transferred.

Contract costs

The Company does not recognize assets associated with the incremental costs of obtaining a contract with a customer that the Company expects to recover (for example, a sales commission). Most of the Company’s revenue is recognized at a point in time or over a period of one year or less, and the Company has used the practical expedient that allows it to recognize the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the Company otherwise would have recognized is one year or less. The amount of the costs associated with the revenue recognized over a period of greater than one year is insignificant.

Receivables and contract assets and liabilities

The Company has contract assets associated with contracts with customers. Contracts with customers do not generally result in material amounts billed to customers in excess of recognizable revenue. Deferred revenue associated with service contracts represents the unearned portion of revenue related to guaranteed maintenance contracts for customers covering equipment purchased. These amounts are recognized based on an estimated rate at which the services are provided over the life of the contract.

Payment terms

The Company’s revenues do not include material amounts of variable consideration under Topic 606. Payment terms may vary by the type of customer, location, and the type of products or services offered. The time between invoicing and when payment is due is not significant, and contracts do not generally include a significant financing component. Contracts with customers do not generally result in significant obligations associated with returns, refunds or warranties.

Contract estimates and judgments

The Company’s revenues accounted for under Topic 606 generally do not require significant estimates or judgments as the transaction price is generally fixed and clearly stated in the customer contracts. Contracts generally do not include multiple performance obligations, and accordingly do not require estimates of the standalone selling price for each performance obligation. Substantially all of the Company’s revenues are recognized at a point in time and the timing of the satisfaction of the applicable performance obligations is readily determinable. The Company’s revenues under Topic 606 are generally recognized at the time of delivery to, or pick-up by, the customer.